Report Of The Directors Financial Review Risk Report - Sensitivity analysis (Details) - Insurance Risk - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of types of insurance contracts [line items]
10% increase in mortality and/or morbidity rates	$ (112)	$ (93)
10% decrease in mortality and/or morbidity rates	115	98
10% increase in lapse rates	(115)	(111)
10% decrease in lapse rates	129	128
10% increase in expense rates	(108)	(117)
10% decrease in expense rates	$ 107	$ 115